Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Detailed information about property, plant and equipment
	Dam	Port facilities	Buildings	Electic utility plant in service	Transportation facilities	Others	CIP	Total
Year ended 31 December 2017
Beginning of the year	1,379,598	3,560,237	6,236,324	181,700,877	554,659	2,357,009	27,273,105	223,061,809
Reclassification	49,386	(404)	52,047	(157,759)	(4,357)	61,087	-	-
Business combination (Note 41)	279,169	-	1,944,531	58,379,270	17,243	443,052	2,717,544	63,780,809
Additions	-	-	184	840,991	-	88,160	21,225,980	22,155,315
Transfer from CIP	15,355	114,688	342,285	20,283,508	288,554	145,705	(21,190,095)	-
Disposals/write-off	-	(14,731)	(30,837)	(1,252,829)	(3,907)	(28,562)	-	(1,330,866)
Disposal of subsidiaries	-	(632,709)	(101,169)	(114,542)	-	(153,096)	(1,242,210)	(2,243,726)
Depreciation charge	(40,200)	(111,529)	(339,630)	(19,155,852)	(59,022)	(494,932)	-	(20,201,165)
Impairment charge	(45,619)	-	(1,651)	(754,753)	-	(2,503)	(241,669)	(1,046,195)
Currency translation differences	-	-	-	151,249	-	263	600	152,112

End of the year	1,637,689	2,915,552	8,102,084	239,920,160	793,170	2,416,183	28,543,255	284,328,093

As at 31 December 2017
Cost	2,220,224	3,358,811	11,173,669	418,360,698	1,155,392	5,972,688	29,534,677	471,776,159
Accumulated depreciation	(226,512)	(443,259)	(3,019,198)	(170,525,898)	(362,222)	(3,523,292)	-	(178,100,381)
Accumulated impairment loss	(356,023)	-	(52,387)	(7,914,640)	-	(33,213)	(991,422)	(9,347,685)

Net book value	1,637,689	2,915,552	8,102,084	239,920,160	793,170	2,416,183	28,543,255	284,328,093

Year ended 31 December 2018
Beginning of the year	1,637,689	2,915,552	8,102,084	239,920,160	793,170	2,416,183	28,543,255	284,328,093
Reclassification	-	-	90,791	(108,874)	-	18,083	-	-
Business combination (Note 41)	-	-	38,845	3,128,388	1,683	294,628	5,120	3,468,664
Additions	-	195	18,996	543,660	-	71,414	15,981,274	16,615,539
Transfer from CIP	5,867	50,824	514,167	17,726,156	460	108,477	(18,405,951)	-

Reclassification to assets held for sale (Note 20)	-	-	-	(547,720)	-	(3,668)	(2,645)	(554,033)
Disposals/write-off	-	-	(41,618)	(449,894)	-	(16,568)	-	(508,080)
Depreciation charge	(38,832)	(117,025)	(405,045)	(19,446,539)	(62,771)	(423,050)	-	(20,493,262)
Impairment charge	-	-	(20,002)	(947,520)	-	(112)	(22,144)	(989,778)
Currency translation differences	-	-	-	193,872	-	191	66	194,129

End of the year	1,604,724	2,849,546	8,298,218	240,011,689	732,542	2,465,578	26,098,975	282,061,272

As at 31 December 2018
Cost	2,308,072	3,409,830	12,566,461	472,814,967	1,219,218	7,226,391	27,112,542	526,657,481
Accumulated depreciation	(301,125)	(560,284)	(4,147,947)	(221,703,642)	(486,676)	(4,722,608)	-	(231,922,282)
Accumulated impairment loss	(402,223)	-	(120,296)	(11,099,636)	-	(38,205)	(1,013,567)	(12,673,927)

Net book value	1,604,724	2,849,546	8,298,218	240,011,689	732,542	2,465,578	26,098,975	282,061,272